Oil and Gas Properties (Details Narrative)	6 Months Ended
Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Interest percentage for wells	19.60%
Cendere oil field [member]
IfrsStatementLineItems [Line Items]
Interest percentage for wells	9.80%
South Akcakoca Sub Basin [member]
IfrsStatementLineItems [Line Items]
Working Interest rate	49.00%